OTHER INCOME (Details)		12 Months Ended
	Sep. 01, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of attribution of expenses by nature to their function [line items]
The Shops of Summerhill commercial rental		$ 2,212,000	$ 1,327,000
Income from Bryson - pre-sale		2,753,000	3,459,000
Insurance recoveries		861,000	0
Total other income		10,886,000	4,786,000	[1]
Proceeds from sale		11,041,000	0
Bryson MPC Holdings LLC
Disclosure of attribution of expenses by nature to their function [line items]
Gain on sale - Bryson MPC Holdings LLC	$ 5,060,000	$ 5,060,000	$ 0
Ownership interest sold	1
Transaction costs	$ 0
Proceeds from sale	13,801,000
Cash consideration received	11,041,000
Non-cash consideration retained	2,760,000
Bryson MPC Holdings LLC | Net assets held for sale
Disclosure of attribution of expenses by nature to their function [line items]
Total other income	8,741,000
Bryson MPC Holdings LLC | Assets held for sale
Disclosure of attribution of expenses by nature to their function [line items]
Total other income	21,591,000
Bryson MPC Holdings LLC | Liabilities held for sale
Disclosure of attribution of expenses by nature to their function [line items]
Total other income	$ (12,850,000)

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.